FINANCIAL INSTRUMENTS AND RISK (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maturities of Financial Liabilities Undiscounted Contractual Cash Flows
Carrying amount		Contractual cash flows	Less than 1 year		1 - 3 years		4 - 5 years		After 5 years
	$			$		$		$		$	$
Accounts payable and accrued liabilities	4,368,281			4,368,218		4,368,281		—		—	—
Interest payable	650,278			650,278		650,278		—		—	—
Loans payable	3,588,352			3,588,352		3,444,497		143,855		—	—
Loans from related parties	3,866,983			3,866,983		3,866,983		—		—	—
Bonds payable	1,882,750			1,882,750		1,882,750		—		—	—
Lease liability	1,685,678			3,313,033		507,403		1,160,875		773,033	871,722
Total	16,042,322			17,669,614		14,720,192		1,304,730		773,033	871,722

Schedule of Financial Instruments Denominated in Foreign Currencies
Argentine Pesos	Colombian Pesos	Mexican Pesos	United States Dollars	Total
	$		$	$	$	$
Cash	34,531		28,218	31,611	(4,454)	89,907
Amounts receivable	90,045		144,491	364,285	—	598,821
Accounts payable and accrued liabilities	(442,629)		(981,541)	(665,231)	(913,195)	(3,002,597)
Interest payable	—		(5,539)	—	—	(5,539)
Lease liability	(576,868)		(1,006,160)	(102,650)	—	(1,685,678)
Loans payable	—		(1,614,063)	(148,245)	—	(1,762,308)
Loans from related parties	—		(18,546)	—	—	(18,546)
Net	(894,921)		(3,453,141)	(520,229)	(917,649)	(5,785,940)